UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Metalmark Capital LLC
                  ------------------------------------------
Address:          1177 Avenue of Americas
                  ------------------------------------------
                  40th Floor
                  ------------------------------------------
                  New York, NY 10036
                  ------------------------------------------

Form 13F File Number:   28-11921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kenneth F. Clifford
      --------------------------------------------
Title: Chief Financial Officer
      --------------------------------------------
Phone: (212) 823-1900
      --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Kenneth F. Clifford        New York, New York        August 14, 2008
    -------------------------      --------------------      -----------------
           [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          4
                                           --------------------
Form 13F Information Table Entry Total:     4
                                           --------------------
Form 13F Information Table Value Total:     368,093
                                           --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number      Name
    -------         ----------------   -----------------------------------------
    01       28-    06238              MSCP III, LLC
    -------         ----------------   -----------------------------------------
    02       28-    11922              Morgan Stanley Capital Partners III, Inc.
    -------         ----------------   -----------------------------------------
    03       28-    11353              MSDW Capital Partners IV, LLC
    -------         ----------------   -----------------------------------------
    04       28-    11355              MSDW Capital Partners IV, Inc.
    -------         ----------------   -----------------------------------------

                                                   FORM 13F INFORMATION TABLE
 COLUMN 1     COLUMN 2   COLUMN 3    COLUMN 4            COLUMN 5            COLUMN 6     COLUMN 7              COLUMN 8
 NAME OF      TITLE OF                VALUE      SHRS OR      SH/   PUT/    INVESTMENT     OTHER            VOTING AUTHORITY
 ISSUER        CLASS       CUSIP     (X$1000)    PRN AMT      PRN   CALL    DISCRETION    MANAGERS     SOLE        SHARED     NONE

----------- ----------- --------- ------------ ------------- ----- ------ -------------- ----------- --------- ------------- -------
AVENTINE    COMMON      05356X403     47,022    10,686,736   SH           DEFINED          03, 04                10,686,736
RENEWABLE
ENERGY
----------- ----------- --------- ------------ ------------- ----- ------ -------------- ----------- --------- ------------- -------

----------- ----------- --------- ------------ ------------- ----- ------ -------------- ----------- --------- ------------- -------

ENERSYS     COMMON      29275Y102    194,049    5,668,971    SH           DEFINED          03, 04                5,668,971
HOLDINGS
INC
----------- ----------- --------- ------------ ------------- ----- ------ -------------- ----------- --------- ------------- -------

----------- ----------- --------- ------------ ------------- ----- ------ -------------- ----------- --------- ------------- -------

RENEGY      COMMON      75845J109     1,796      473,947     SH           DEFINED          01, 02                 473,947
HOLDINGS
INC
----------- ----------- --------- ------------ ------------- ----- ------ -------------- ----------- --------- ------------- -------

----------- ----------- --------- ------------ ------------- ----- ------ -------------- ----------- --------- ------------- -------

UNION       COMMON      90653P105    125,226    5,776,085    SH           DEFINED          01, 02                5,776,085
DRILLING
INC
----------- ----------- --------- ------------ ------------- ----- ------ -------------- ----------- --------- ------------- -------